Fair Value - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets measured at fair value:
Fixed maturity securities available-for-sale:	$ 1,002,103	$ 765,590
Equity securities:	28,973	26,208
Equity securities	12,289	11,060
Equity-method investments measured at fair value	1,955	3,522
Assets measured at fair value:	1,045,320	806,380
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	0	17,290	$ 13,800
Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	25,385	12,399
Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	976,718	753,191
Level 1
Assets measured at fair value:
Fixed maturity securities available-for-sale:	440,106	243,631
Equity securities:	28,973	26,208
Equity securities	0	0
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	469,079	269,839
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		0
Level 1 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	4,371	2,915
Level 1 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	435,735	240,716
Level 2
Assets measured at fair value:
Fixed maturity securities available-for-sale:	561,997	521,959
Equity securities:	0	0
Equity securities	12,289	11,060
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	574,286	533,019
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		0
Level 2 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	21,014	9,484
Level 2 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	540,983	512,475
Level 3
Assets measured at fair value:
Fixed maturity securities available-for-sale:	0	0
Equity securities:	0	0
Equity securities	0	0
Equity-method investments measured at fair value	1,955	3,522
Assets measured at fair value:	1,955	3,522
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		17,290
Level 3 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	0	0
Level 3 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	$ 0	$ 0